UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07075

T. Rowe Price Communications & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Communications & Technology Fund

Investor Class (PRMTX)

This annual shareholder report contains important information about Communications & Technology Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - Investor Class	$80	0.77%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Alphabet and Meta Platforms were top absolute contributors for the fund in 2025. Alphabet benefited from strength in the company’s search and cloud businesses, while the market also appreciated its strong AI engagement and investment toward improving its AI tools. Shares were also boosted after the company’s release of its AI model Gemini 3 demonstrated the company’s competitive advantage in the space. Shares of Meta Platforms advanced on strong revenue growth in its core advertising business driven by AI and the company’s strategic shift in spending away from the metaverse and toward its AI initiatives.

  The Trade Desk, a self-service software platform for media buyers to programmatically purchase advertising inventory across the open internet, and e-commerce and cloud computing company Amazon.com detracted on an absolute basis. Shares of The Trade Desk were pressured by concerns over slowing revenue growth and increasing competition in the digital advertising space. Shares of Amazon.com lagged the market on investor concerns about slowing sales growth in the company’s Amazon Web Services cloud computing platform and uncertainty about how the company will monetize its AI infrastructure investments.

  We will continue to proactively navigate through a shifting macroeconomic backdrop and evolving trends, while our focus remains on investing in share gainers with improving returns on invested capital that are operating in secular growth markets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000	10,000
2016	9,868	10,024	10,451	10,038
2016	10,231	10,123	10,541	10,158
2016	11,103	10,660	10,383	10,709
2016	10,749	10,786	10,001	10,849
2017	12,086	11,532	10,321	11,613
2017	12,881	12,024	10,512	12,130
2017	13,615	12,647	10,793	12,774
2017	14,294	13,372	10,957	13,520
2018	14,828	13,244	10,340	13,406
2018	15,603	13,314	10,015	13,502
2018	16,112	13,884	10,495	14,096
2018	14,033	12,113	9,690	12,313
2019	16,712	13,588	10,749	13,830
2019	17,581	14,079	11,313	14,356
2019	17,240	14,075	11,288	14,370
2019	18,797	15,335	12,064	15,674
2020	17,654	12,059	9,791	12,342
2020	23,229	14,376	11,563	14,735
2020	26,363	15,545	12,586	15,951
2020	28,883	17,828	14,692	18,310
2021	28,957	18,643	15,410	19,168
2021	32,343	20,021	16,386	20,611
2021	32,399	19,810	15,900	20,414
2021	31,680	21,133	15,017	21,796
2022	27,039	20,000	13,558	20,650
2022	20,698	16,868	11,111	17,443
2022	19,275	15,717	9,666	16,273
2022	18,823	17,252	10,082	17,881
2023	21,569	18,512	11,657	19,212
2023	23,564	19,656	12,130	20,432
2023	22,913	18,987	11,803	19,758
2023	26,216	21,082	13,182	21,960
2024	30,008	22,810	14,310	23,786
2024	31,737	23,464	14,583	24,503
2024	33,417	25,016	15,693	26,149
2024	36,208	24,769	16,212	25,916
2025	34,947	24,441	16,695	25,600
2025	40,698	27,258	19,614	28,592
2025	41,391	29,336	20,323	30,804
2025	38,761	30,302	19,405	31,843

202501-4140694, 202601-5112902

F121-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Communications & Technology Fund (Investor Class)	7.05%	6.06%	14.51%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
MSCI World IMI Communications Services 10/40 Index Net (Strategy Benchmark)	19.69	5.72	6.85
MSCI All Country World Index (Previous Benchmark)	22.87	11.70	12.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,310,578
  Number of Portfolio Holdings88
  Investment Advisory Fees Paid (000s)$62,028
  Portfolio Turnover Rate73.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	20.2%
Direct-to-Consumer Subscription Services	11.3
European Telecom	7.7
U.S. Wireless	6.8
Video Gaming	6.2
Live Entertainment	6.1
Infrastructure and Developer Tool Software	4.7
Rest of The World Telecom	4.5
U.S. Internet Services	4.0
Other	28.5

Top Ten Holdings (as a % of Net Assets)

Alphabet	9.6%
Meta Platforms	8.1
Netflix	7.0
Deutsche Telekom	6.2
T-Mobile U.S.	5.8
Spotify Technology	4.3
Taiwan Semiconductor Manufacturing	3.4
NVIDIA	2.9
Apple	2.9
Carvana	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Communications & Technology Fund

Investor Class (PRMTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Communications & Technology Fund

I Class (TTMIX)

This annual shareholder report contains important information about Communications & Technology Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - I Class	$69	0.67%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Alphabet and Meta Platforms were top absolute contributors for the fund in 2025. Alphabet benefited from strength in the company’s search and cloud businesses, while the market also appreciated its strong AI engagement and investment toward improving its AI tools. Shares were also boosted after the company’s release of its AI model Gemini 3 demonstrated the company’s competitive advantage in the space. Shares of Meta Platforms advanced on strong revenue growth in its core advertising business driven by AI and the company’s strategic shift in spending away from the metaverse and toward its AI initiatives.

  The Trade Desk, a self-service software platform for media buyers to programmatically purchase advertising inventory across the open internet, and e-commerce and cloud computing company Amazon.com detracted on an absolute basis. Shares of The Trade Desk were pressured by concerns over slowing revenue growth and increasing competition in the digital advertising space. Shares of Amazon.com lagged the market on investor concerns about slowing sales growth in the company’s Amazon Web Services cloud computing platform and uncertainty about how the company will monetize its AI infrastructure investments.

  We will continue to proactively navigate through a shifting macroeconomic backdrop and evolving trends, while our focus remains on investing in share gainers with improving returns on invested capital that are operating in secular growth markets.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
3/23/16	500,000	500,000	500,000	500,000
3/31/16	509,506	506,049	506,637	506,144
6/30/16	528,298	511,053	510,997	512,151
9/30/16	573,560	538,148	503,351	539,955
12/31/16	555,395	544,549	484,819	546,989
3/31/17	624,679	582,168	500,323	585,537
6/30/17	665,936	607,045	509,600	611,617
9/30/17	704,053	638,503	523,220	644,089
12/31/17	739,360	675,089	531,180	681,681
3/31/18	767,238	668,598	501,232	675,946
6/30/18	807,598	672,165	485,515	680,791
9/30/18	834,250	700,913	508,778	710,737
12/31/18	726,752	611,534	469,747	620,812
3/31/19	865,769	685,988	521,078	697,331
6/30/19	911,021	710,765	548,426	723,845
9/30/19	893,634	710,581	547,223	724,570
12/31/19	974,595	774,186	584,823	790,272
3/31/20	915,490	608,779	474,647	622,284
6/30/20	1,205,039	725,780	560,565	742,963
9/30/20	1,367,891	784,788	610,149	804,267
12/31/20	1,499,129	900,028	712,220	923,227
3/31/21	1,503,269	941,172	747,058	966,446
6/30/21	1,679,462	1,010,756	794,345	1,039,196
9/30/21	1,682,857	1,000,099	770,805	1,029,308
12/31/21	1,645,932	1,066,870	727,988	1,098,976
3/31/22	1,405,224	1,009,677	657,253	1,041,188
6/30/22	1,075,858	851,557	538,642	879,509
9/30/22	1,002,126	793,483	468,596	820,512
12/31/22	978,894	870,950	488,743	901,592
3/31/23	1,121,866	934,580	565,118	968,689
6/30/23	1,225,856	992,311	588,041	1,030,182
9/30/23	1,192,352	958,547	572,188	996,190
12/31/23	1,364,441	1,064,317	639,025	1,107,220
3/31/24	1,562,252	1,151,552	693,724	1,199,294
6/30/24	1,652,631	1,184,593	706,927	1,235,437
9/30/24	1,740,623	1,262,941	760,748	1,318,431
12/31/24	1,886,522	1,250,452	785,927	1,306,688
3/31/25	1,821,251	1,233,889	809,318	1,290,747
6/30/25	2,121,546	1,376,115	950,840	1,441,652
9/30/25	2,158,078	1,481,014	985,210	1,553,171
12/31/25	2,021,666	1,529,770	940,678	1,605,530

202501-4140694, 202601-5112902

F214-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Communications & Technology Fund (I Class)	7.16%	6.16%	15.36%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	12.12
MSCI World IMI Communications Services 10/40 Index Net (Strategy Benchmark)	19.69	5.72	6.68
MSCI All Country World Index (Previous Benchmark)	22.87	11.70	12.67

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,310,578
  Number of Portfolio Holdings88
  Investment Advisory Fees Paid (000s)$62,028
  Portfolio Turnover Rate73.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	20.2%
Direct-to-Consumer Subscription Services	11.3
European Telecom	7.7
U.S. Wireless	6.8
Video Gaming	6.2
Live Entertainment	6.1
Infrastructure and Developer Tool Software	4.7
Rest of The World Telecom	4.5
U.S. Internet Services	4.0
Other	28.5

Top Ten Holdings (as a % of Net Assets)

Alphabet	9.6%
Meta Platforms	8.1
Netflix	7.0
Deutsche Telekom	6.2
T-Mobile U.S.	5.8
Spotify Technology	4.3
Taiwan Semiconductor Manufacturing	3.4
NVIDIA	2.9
Apple	2.9
Carvana	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Communications & Technology Fund

I Class (TTMIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMTX Communications &
Technology Fund
TTMIX Communications &
Technology Fund–
.
I Class

T. ROWE PRICE Communications & Technology Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 154 .19 $ 119 .52 $ 92 .54 $ 182 .60 $ 180 .49
Investment activities
Net investment income
(loss)
(1)(2)
0 .06 0 .01 0 .25 ( 0 .37 ) ( 0 .97 )
Net realized and unrealized
gain/loss 10 .50 46 .05 35 .98 ( 73 .49 ) 18 .33
Total from investment
activities 10 .56 46 .06 36 .23 ( 73 .86 ) 17 .36
Distributions
Net investment income ( 0 .04 ) — ( 0 .23 ) — —
Net realized gain ( 33 .15 ) ( 11 .39 ) ( 9 .02 ) ( 16 .20 ) ( 15 .25 )
Total distributions ( 33 .19 ) ( 11 .39 ) ( 9 .25 ) ( 16 .20 ) ( 15 .25 )
NET ASSET VALUE
End of period $ 131 .56 $ 154 .19 $ 119 .52 $ 92 .54 $ 182 .60

T. ROWE PRICE Communications & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
7 .05% 38 .12% 39 .28% ( 40 .58 ) % 9 .68%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .81% 0 .80% 0 .82% 0 .82% 0 .75%
Net expenses after
waivers/payments by Price
Associates 0 .77% 0 .77% 0 .77% 0 .77% 0 .75%
Net investment income (loss) 0 .04% 0 .00% 0 .22% ( 0 .27 ) % ( 0 .50 ) %
Portfolio turnover rate 73 .1% 38 .4% 33 .9% 30 .8% 16 .9%
Net assets, end of period (in
millions) $5,124 $5,657 $4,592 $3,637 $10,436
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Communications & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 154 .92 $ 120 .02 $ 92 .91 $ 183 .05 $ 181 .06
Investment activities
Net investment income
(loss)
(1)(2)
0 .22 0 .15 0 .35 ( 0 .22 ) ( 0 .77 )
Net realized and unrealized
gain/loss 10 .56 46 .28 36 .13 ( 73 .72 ) 18 .38
Total from investment
activities 10 .78 46 .43 36 .48 ( 73 .94 ) 17 .61
Distributions
Net investment income ( 0 .28 ) ( 0 .14 ) ( 0 .35 ) — —
Net realized gain ( 33 .15 ) ( 11 .39 ) ( 9 .02 ) ( 16 .20 ) ( 15 .62 )
Total distributions ( 33 .43 ) ( 11 .53 ) ( 9 .37 ) ( 16 .20 ) ( 15 .62 )
NET ASSET VALUE
End of period $ 132 .27 $ 154 .92 $ 120 .02 $ 92 .91 $ 183 .05
Ratios/Supplemental Data
Total return
(2)(3)
7 .16% 38 .26% 39 .39% ( 40 .53 ) % 9 .79%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .67% 0 .67% 0 .68% 0 .68% 0 .64%
Net expenses after waivers/
payments by Price Associates 0 .67% 0 .67% 0 .68% 0 .68% 0 .64%
Net investment income (loss) 0 .14% 0 .10% 0 .31% ( 0 .17 ) % ( 0 .39 ) %
Portfolio turnover rate 73 .1% 38 .4% 33 .9% 30 .8% 16 .9%
Net assets, end of period (in
thousands) $4,186,289 $4,103,866 $2,965,724 $2,253,030 $1,112,169
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Communications & Technology Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.0%
BUSINESS SERVICES  0.2%
Information Services  0.2%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $17,368 (1)(2)(3) 40,390 19,513
Total Business Services 19,513
CONSUMER/RETAIL  0.3%
Consumer Brands  0.3%
Sanrio (JPY) (4) 836,800 26,184
Total Consumer/Retail 26,184
FINANCIAL SERVICES  2.0%
Other Financial Services  1.8%
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $14,650 (1)
(2)(3) 1,046,473 14,650
StoneX Group (3)(4) 632,616 60,181
Tradeweb Markets, Class A (4) 823,855 88,597
163,428
Payments  0.2%
Mastercard, Class A (4) 39,761 22,699
22,699
Total Financial Services 186,127
HARDWARE  3.5%
Consumer Electronics  3.3%
Apple  980,368 266,523
Sony Group (JPY)  1,480,300 37,971
304,494
Contract Manufacturing  0.2%
Fabrinet (3) 49,680 22,618
22,618
Total Hardware 327,112
INTERNET  31.1%
China Internet Media/Advertising  1.7%
Tencent Holdings (HKD)  2,088,800 160,302
160,302
China Internet Retail  0.5%
Alibaba Group Holding (HKD)  2,510,100 46,088
46,088

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest of World Internet Retail  3.3%
MercadoLibre (3) 79,771 160,680
Sea, ADR (3) 1,166,994 148,873
309,553
U.S. Internet Media/Advertising  19.3%
Alphabet, Class C  2,841,707 891,728
AppLovin, Class A (3) 221,242 149,077
Meta Platforms, Class A  1,140,154 752,604
1,793,409
U.S. Internet Retail  2.4%
Amazon.com (3) 4,106 948
Carvana (3)(4) 525,589 221,809
222,757
U.S. Internet Services  3.9%
Booking Holdings  27,895 149,387
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $39,325 (1)(2)(3) 23,072 37,980
DoorDash, Class A (3)(4) 770,037 174,398
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 —
361,765
Total Internet 2,893,874
MEDIA & ENTERTAINMENT  23.3%
Direct-to-Consumer Subscription Services  11.3%
Netflix (3) 6,920,165 648,835
Spotify Technology (3) 695,614 403,950
1,052,785
Diversified Media  0.0%
Walt Disney (4) 8,371 952
952
Live Entertainment  5.8%
Liberty Media Corp-Liberty Formula One, Class C (3)(4) 1,868,664 184,082
Live Nation Entertainment (3)(4) 943,499 134,449
TKO Group Holdings (4) 1,048,523 219,141
537,672
Video Gaming  6.2%
Capcom (JPY) (4) 2,650,800 61,575
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,082 (1)(2)(3) 35,499 18,358
Konami Group (JPY)  166,300 22,585
Nintendo (JPY)  2,912,300 196,623

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
ROBLOX, Class A (3)(4) 1,393,471 112,913
Take-Two Interactive Software (3) 657,063 168,228
580,282
Total Media & Entertainment 2,171,691
SEMICONDUCTORS  8.7%
Digital Systems  2.9%
NVIDIA  1,442,199 268,970
268,970
Foundry  3.4%
Taiwan Semiconductor Manufacturing, ADR (4) 1,030,366 313,118
313,118
Processors  2.4%
Advanced Micro Devices (3) 395,840 84,773
Broadcom  401,525 138,968
223,741
Total Semiconductors 805,829
SOFTWARE  5.2%
Collaboration and Productivity Software  0.0%
ServiceNow (3) 5,445 834
834
Industry-Specific Software  1.1%
Constellation Software (CAD)  462 1,111
Constellation Software, Warrants, 3/31/40 (CAD) (1)(3) 50,816 —
Shopify, Class A (3) 611,043 98,360
99,471
Infrastructure and Developer Tool Software  3.9%
Arista Networks (3) 1,389,768 182,101
Microsoft  348,631 168,605
Oracle  71,219 13,881
364,587
Security Software  0.2%
Crowdstrike Holdings, Class A (3) 48,610 22,786
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(2)(3) 129,020 981
23,767
Total Software 488,659

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
TELECOM EQUIPMENT  0.7%
Wireless Equipment  0.7%
InterDigital (4) 213,086 67,842
Total Telecom Equipment 67,842
TELECOM SERVICES  19.4%
European Telecom  7.7%
Deutsche Telekom (EUR)  17,855,309 581,209
Koninklijke KPN (EUR)  28,455,847 132,966
714,175
Rest of The World Telecom  4.5%
Bharti Airtel (INR)  7,343,111 172,354
KDDI (JPY)  6,049,100 104,696
Singapore Telecommunications (SGD)  39,009,447 138,015
415,065
Towers  0.0%
American Tower, REIT  7,403 1,300
1,300
U.S. Cable/Satellite  0.4%
Comcast, Class A (4) 1,122,500 33,552
33,552
U.S. Wireless  6.8%
AT&T  3,964,285 98,473
T-Mobile U.S.  2,658,079 539,696
638,169
Total Telecom Services 1,802,261
Total Miscellaneous Common Stocks  3.6% (5) 333,921
Total Common Stocks (Cost $5,402,848) 9,123,013
CONVERTIBLE PREFERRED STOCKS  2.1%
BUSINESS SERVICES  0.1%
Information Services  0.1%
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $5,179 (1)
(2)(3) 16,879 8,155
Total Business Services 8,155

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS  0.2%
Transportation Technology Services  0.2%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)
(2)(3) 127,117 19,723
Total Industrials 19,723
INTERNET  0.9%
China Internet Media/Advertising  0.8%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (1)
(2)(3) 226,945 73,789
73,789
U.S. Internet Services  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(2)(3) 1,502 2,472
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(2)(3) 216 356
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(2)(3) 23 38
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)(3) 2 3
Flexe, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)
(3) 616,504 1,800
Flexe, Series D, Acquisition Date: 4/7/22, Cost $2,818 (1)(2)(3) 138,152 514
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 —
5,183
Total Internet 78,972
SOFTWARE  0.9%
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $30,420 (1)(2)(3) 162,425 8,035
8,035
Infrastructure and Developer Tool Software  0.8%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (1)
(2)(3) 90,486 17,192
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $16,290 (1)(2)(3) 221,679 42,119
Databricks, Series I, Acquisition Date: 9/14/23, Cost $3,418 (1)
(2)(3) 46,502 8,836
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $5,098 (1)(2)(3) 55,120 10,473
78,620

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Security Software  0.0%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)
(2)(3) 156,804 1,192
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(2)(3) 128,696 978
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(3) 2,328 17
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)
(2)(3) 298,293 2,267
4,454
Total Software 91,109
Total Convertible Preferred Stocks (Cost $114,764) 197,959
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.77% (6)(7) 12,825 13
Total Short-Term Investments (Cost $13) 13
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(7) 11,062,585 11,063
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,063
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(7) 81,204,131 81,204
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 81,204
Total Securities Lending Collateral (Cost $92,267) 92,267
Total Investments in Securities
101.1% of Net Assets
(Cost $5,609,892) $ 9,413,252

T. ROWE PRICE Communications & Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $289,441 and represents 3.1% of net assets.
(3) Non-income producing
(4) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SGD Singapore Dollar

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 17++
T. Rowe Price Treasury Reserve Fund, 3.75% — — 1,089++
Totals $ —# $ — $ 1,106+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 9,229  ¤  ¤ $ 13
T. Rowe Price Treasury
Reserve Fund, 3.75% 41,819  ¤  ¤ 92,267
Total $ 92,280^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,106 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $92,280.

T. ROWE PRICE Communications & Technology Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,609,892) $ 9,413,252
Receivable for investment securities sold 8,437
Receivable for shares sold 2,889
Dividends receivable 837
Foreign currency (cost $27) 27
Other assets 400
Total assets 9,425,842
Liabilities
Obligation to return securities lending collateral 92,267
Payable for shares redeemed 12,715
Investment management fees payable 5,143
Due to affiliates 257
Payable to directors 7
Other liabilities 4,875
Total liabilities 115,264
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 9,310,578

T. ROWE PRICE Communications & Technology Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,045,819
Paid-in capital applicable to 70,597,110 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,264,759
NET ASSETS $ 9,310,578
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,124,289; Shares outstanding: 38,948,728) $ 131.56
I Class
(Net assets: $4,186,289; Shares outstanding: 31,648,382) $ 132.27

T. ROWE PRICE Communications & Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,949) $ 77,137
Other, non cash 4,622
Securities lending 75
Other 28
Total income 81,862
Expenses
Investment management 64,164
Shareholder servicing
Investor Class $ 9,367
I Class 1,236 10,603
Prospectus and shareholder reports
Investor Class 94
I Class 21 115
Custody and accounting 601
Registration 157
Legal and audit 62
Directors 32
Miscellaneous 73
Waived / paid by Price Associates (2,136)
Total expenses 73,671
Net investment income 8,191

T. ROWE PRICE Communications & Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $56) 2,407,720
Foreign currency transactions 326
Net realized gain 2,408,046
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $2,813) (1,729,047)
Other assets and liabilities denominated in foreign currencies (8)
Change in net unrealized gain / loss (1,729,055)
Net realized and unrealized gain / loss 678,991
INCREASE IN NET ASSETS FROM OPERATIONS $ 687,182

T. ROWE PRICE Communications & Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 8,191 $ 3,819
Net realized gain 2,408,046 694,771
Change in net unrealized gain / loss (1,729,055) 2,092,036
Increase in net assets from operations 687,182 2,790,626
Distributions to shareholders
Net earnings
Investor Class (1,063,300) (393,515)
I Class (870,870) (287,469)
Decrease in net assets from distributions (1,934,170) (680,984)
Capital share transactions
*
Shares sold
Investor Class 934,414 529,921
I Class 623,156 468,458
Distributions reinvested
Investor Class 1,023,029 379,197
I Class 802,186 267,049
Shares redeemed
Investor Class (1,823,890) (1,103,957)
I Class (762,437) (447,191)
Increase in net assets from capital share
transactions 796,458 93,477
Net Assets
Increase (decrease) during period (450,530) 2,203,119
Beginning of period 9,761,108 7,557,989
End of period $ 9,310,578 $ 9,761,108
*Share information (000s)
Shares sold
Investor Class 5,814 3,664
I Class 3,808 3,233
Distributions reinvested
Investor Class 7,850 2,350
I Class 6,123 1,647
Shares redeemed
Investor Class (11,405) (7,747)
I Class (4,773) (3,100)
Increase in shares outstanding 7,417 47

T. ROWE PRICE Communications & Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Communications & Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Communications & Technology Fund (the fund) is a nondiversified, open-
end management investment company established by the corporation. The fund seeks to provide long-term capital growth. The fund has two classes of shares: the Communications & Technology Fund (Investor Class) and the
Communications & Technology Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Communications & Technology Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $71,353,000 of net gain on $86,675,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Communications & Technology Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Communications & Technology Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Communications & Technology Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,349,852 $ 1,681,679 $ 91,482 $ 9,123,013
Convertible Preferred Stocks — — 197,959 197,959
Short-Term Investments 13 — — 13
Securities Lending Collateral 92,267 — — 92,267
Total $ 7,442,132 $ 1,681,679 $ 289,441 $ 9,413,252

T. ROWE PRICE Communications & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2025, totaled $68,576,000 for the year ended December 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 59,112 $ 7,341 $ 32,018 $ (6,989) $ 91,482
Convertible Preferred Stocks 129,973 62,807 5,179 — 197,959
Total $ 189,085 $ 70,148 $ 37,197 $ (6,989) $ 289,441
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 91,482 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Communications & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 9.8x
5.8x Increase
Enterprise
value to gross
profit multiple
7.8x
- 12.2x
8.0x Increase
Discount to
public company
multiples
10% 10% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 197,959 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Enterprise
value to sales
multiple
2.9x
- 27.5x
6.7x Increase
Sales growth
rate
20%
- 66%
29% Increase
Enterprise
value to gross
profit multiple
6.2x
- 12.2x
8.7x Increase
Gross profit
growth rate
24% 24% Increase

T. ROWE PRICE Communications & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
8.9x
- 26.2x
17.6x Increase
EBITDA growth
rate
170% 170% Increase
Price-to-
earnings
multiple
15.0x
- 15.9x
15.5x Increase
Earnings
growth rate
17% 17% Increase
Probability
for potential
outcome
10%
- 70%
33% Increase
Cost of capital 30% 30% Decrease
Discount to
public company
multiples
10% 10% Decrease
Discount for
uncertainty
10%
- 100%
13% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Communications & Technology Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $156,705,000; the aggregate value of collateral was
$162,662,000 and consisted of cash collateral and related investments of
$92,267,000 and U.S. government securities of $70,395,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,391,014,000 and
$8,391,875,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Communications & Technology Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 70,208 $ 3,587
Long-term capital gain 1,863,962 677,397
Total distributions $ 1,934,170 $ 680,984

T. ROWE PRICE Communications & Technology Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 5,618,862
Unrealized appreciation $ 4,071,002
Unrealized depreciation (279,444)
Net unrealized appreciation (depreciation) $ 3,791,558
($000s)
Undistributed ordinary income $ 2,497
Undistributed long-term capital gain 251,764
Net unrealized appreciation (depreciation) 3,791,558
Total distributable earnings (loss) $ 4,045,819

T. ROWE PRICE Communications & Technology Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE Communications & Technology Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $5,473,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $4,861,000 for T. Rowe Price Services, Inc.; and $747,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.77% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $(2,136) $—

T. ROWE PRICE Communications & Technology Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in

T. ROWE PRICE Communications & Technology Fund

the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Communications & Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Communications
& Technology Fund, Inc. and Shareholders of T. Rowe Price
Communications & Technology Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Communications & Technology
Fund (constituting T. Rowe Price Communications & Technology Fund, Inc.,
referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December
31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December
31, 2025 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Communications & Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Communications & Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,073,063,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $69,900,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $40,679,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $2,516,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F121-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Communications & Technology Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2026